ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                       SUPPLEMENT DATED NOVEMBER 29, 2006
                      TO THE PROSPECTUS DATED MAY 1, 2006,
       AS SUPPLEMENTED JULY 7, 2006, AUGUST 30, 2006 AND NOVEMBER 6, 2006

            THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN
                THE PROSPECTUS AND SHOULD BE ATTACHED TO EACH AND
                         RETAINED FOR FUTURE REFERENCE.


--------------------------------------------------------------------------------
1. THE FOLLOWING INFORMATION REGARDING THE AZL OCC RENAISSANCE FUND IS SUPPLEMENTED AS THE RESULT OF A CHANGE TO THE PORTFOLIO MANAGEMENT TEAM:

EFFECTIVE NOVEMBER 1, 2006, LOUISE GOLDSTEIN AND COLIN GLINSMAN ARE NO LONGER THE PORTFOLIO MANAGERS FOR THE AZL OCC RENAISSANCE FUND (THE "RENAISSANCE FUND"). DAVID PHILIPS, NICHOLAS FRELINGHUYSEN AND BRADLEY HOLMES HAVE PRIMARY RESPONSIBILITY FOR MANAGING THE RENAISSANCE FUND. IN ADDITION, COLIN GLINSMAN, THE MANAGING DIRECTOR AND CHIEF INVESTMENT OFFICER OF OPPENHEIMER CAPITAL LLC ("OPPENHEIMER CAPITAL"), IS RESPONSIBLE FOR OVERSEEING THE RENAISSANCE FUND'S PORTFOLIO MANAGEMENT TEAM. MR. GLINSMAN HAS 22 YEARS OF INVESTMENT EXPERIENCE, INCLUDING 16 YEARS AT OPPENHEIMER CAPITAL.

THE INFORMATION ON THE AZL OCC RENAISSANCE FUND ON PAGE 127, UNDER "PORTFOLIO MANAGERS OF THE SUBADVISERS," IS REVISED IN ITS ENTIRETY AS FOLLOWS:

AZL OCC RENAISSANCE FUND: David Philips, Managing Director and Director of Research of Oppenheimer Capital. Mr. Philips joined Oppenheimer Capital in 1996 and is the lead portfolio manager of the AZL OCC Renaissance Fund since November 2006. He has 10 years of experience as a research analyst. Mr. Philips is a member of Oppenheimer Capital's Portfolio Construction Team, a committee of senior large-cap portfolio managers, and is a large-cap specialist on the All Cap Equity portfolio management team.

Nicholas Frelinghuysen, Senior Vice President of Oppenheimer Capital, is the co-portfolio manager of the AZL OCC Renaissance Fund. Mr. Frelinghuysen joined Oppenheimer Capital in 1999 and is a senior research analyst for the firm's Small/Mid Cap team and also serves as a small/mid specialist on the All Cap Equity portfolio management team. He has 12 years of experience as a research analyst.

Bradley Holmes, Senior Vice President of Oppenheimer Capital and is the co-portfolio manager of the AZL OCC Renaissance Portfolio. Mr. Holmes joined Oppenheimer Capital in 1993 and is a senior research analyst for the firm's Small/Mid Cap team. He has 13 years of experience as a research analyst.



--------------------------------------------------------------------------------
2. THE FOLLOWING INFORMATION REGARDING THE AZL COLUMBIA TECHNOLOGY FUND IS SUPPLEMENTED AS THE RESULT OF A CHANGE TO THE PORTFOLIO MANAGEMENT TEAM:

THE PORTFOLIO MANAGERS OF THE SUBADVISERS SECTION REGARDING THE AZL COLUMBIA TECHNOLOGY FUND, AS SUPPLEMENTED ON JULY 7, 2006, IS REVISED IN ITS ENTIRETY AS
FOLLOWS:

AZL COLUMBIA TECHNOLOGY FUND: Wayne M. Collette, a vice president of Columbia Advisors, is the manager for the Fund and has managed or co-managed the Fund since Columbia began as subadviser of the Fund in 2006. Mr. Collette has also managed or co-managed the Columbia Technology Fund, a fund with an investment objective and investment strategy similar to the Fund, since 2002. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001. Prior to joining Columbia Advisors, Mr. Collette was an associate portfolio manager with Neuberger Berman Management Inc. from 1999 to 2001.


                                                    AZLPRO-004-0506  Page 1 of 1




                    ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                       SUPPLEMENT DATED NOVEMBER 29, 2006
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006,
       AS SUPPLEMENTED JULY 7, 2006, AUGUST 30, 2006 AND NOVEMBER 6, 2006

            THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN
                THE STATEMENT OF ADDITIONAL INFORMATION (SAI) AND
               SHOULD BE ATTACHED TO EACH AND RETAINED FOR FUTURE
                                   REFERENCE.


--------------------------------------------------------------------------------
1. THE FOLLOWING INFORMATION REGARDING THE AZL OCC RENAISSANCE FUND IS SUPPLEMENTED AS THE RESULT OF A CHANGE TO THE PORTFOLIO MANAGEMENT TEAM:

EFFECTIVE NOVEMBER 1, 2006, LOUISE GOLDSTEIN AND COLIN GLINSMAN ARE NO LONGER THE PORTFOLIO MANAGERS FOR THE AZL OCC RENAISSANCE FUND (THE "RENAISSANCE FUND"). DAVID PHILIPS, NICHOLAS FRELINGHUYSEN AND BRADLEY HOLMES HAVE PRIMARY RESPONSIBILITY FOR MANAGING THE RENAISSANCE FUND. IN ADDITION, COLIN GLINSMAN, THE MANAGING DIRECTOR AND CHIEF INVESTMENT OFFICER OF OPPENHEIMER CAPITAL LLC ("OPPENHEIMER CAPITAL"), IS RESPONSIBLE FOR OVERSEEING THE RENAISSANCE FUND'S PORTFOLIO MANAGEMENT TEAM. MR. GLINSMAN HAS 22 YEARS OF INVESTMENT EXPERIENCE, INCLUDING 16 YEARS AT OPPENHEIMER CAPITAL.

THE DISCLOSURE REGARDING THE OCC RENAISSANCE FUND (AS IDENTIFIED IN THE COLUMN LABELED "FUND") ON PAGE 56 UNDER THE HEADING "OTHER MANAGED ACCOUNTS" IN THE SECTION TITLED "MANAGEMENT OF THE TRUST" IS REPLACED WITH THE FOLLOWING. THE INFORMATION PROVIDED IS AS OF SEPTEMBER 30, 2006. THE ADVISORY FEE CHARGED FOR MANAGING EACH OF THESE ACCOUNTS IS NOT BASED ON PERFORMANCE OF SUCH ACCOUNTS.

----------------------- ----------------- ---------------------------- --------------------------- -----------------------
                           PORTFOLIO         REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
         FUND               MANAGER                COMPANIES                    VEHICLES               OTHER ACCOUNTS
----------------------- ----------------- ---------------------------- --------------------------- -----------------------
----------------------- ----------------- ---------------------------- --------------------------- -----------------------
OCC Renaissance Fund    David Philips     1 registered investment      1 other pooled investment   1 other account with
                                          company with $521.4          vehicle with $365.4         $4.2 million in total
                                          million in total assets      million in total assets     assets under
                                          under management.            under management.           management.
----------------------- ----------------- ---------------------------- --------------------------- -----------------------
----------------------- ----------------- ---------------------------- --------------------------- -----------------------
OCC Renaissance Fund    Nicholas          1 registered investment      0 other pooled investment   1 other account with
                        Frelinghuysen     company with $51 million     vehicles.                   $3.6 million in total
                                          in total assets under                                    assets under
                                          management.                                              management.
----------------------- ----------------- ---------------------------- --------------------------- -----------------------
----------------------- ----------------- ---------------------------- --------------------------- -----------------------
OCC Renaissance Fund    Bradley Holmes    0 registered investment      1 other pooled investment   1 other account with
                                          companies.                   vehicle with $33.7          $3.6 million in total
                                                                       million in total assets     assets under
                                                                       under management.           management.
----------------------- ----------------- ---------------------------- --------------------------- -----------------------

THE DISCLOSURE REGARDING THE "OCC RENAISSANCE FUND AND OCC VALUE FUND" (AS IDENTIFIED IN THE COLUMN LABELED "FUND") ON PAGE 56 UNDER THE HEADING "OTHER MANAGED ACCOUNTS" IN THE SECTION TITLED "MANAGEMENT OF THE TRUST" IS REPLACED WITH THE FOLLOWING TO REFLECT THE FACT THAT MR. GLINSMAN IS NO LONGER ON THE PORTFOLIO MANAGEMENT TEAM OF THE AZL OCC RENAISSANCE FUND.

----------------------- ----------------- ---------------------------- --------------------------- -----------------------
         FUND              PORTFOLIO         REGISTERED INVESTMENT      OTHER POOLED INVESTMENT        OTHER ACCOUNTS
                            MANAGER                COMPANIES                    VEHICLES
----------------------- ----------------- ---------------------------- --------------------------- -----------------------
----------------------- ----------------- ---------------------------- --------------------------- -----------------------
OCC Value Fund          Colin Glinsman    7 registered investment      5 other pooled investment   25 other accounts
                                          companies with               vehicles with               with $2,807,161,399
                                          $13,398,778,672 in total     $154,493,319 in total       in total assets under
                                          assets under management      assets under management     management
----------------------- ----------------- ---------------------------- --------------------------- -----------------------

--------------------------------------------------------------------------------
2. THE FOLLOWING INFORMATION IS INSERTED ON PAGE 69 FOLLOWING THE TABLE THAT APPEARS UNDER THE HEADING "PORTFOLIO TRANSACTIONS" IN THE SECTION TITLED "MANAGEMENT OF THE TRUST":

Brokerage commissions paid by a Fund may vary significantly from year to year as a result of a variety of factors, including changing asset levels through the year, changes in portfolio turnover rates, varying market conditions, and changes in investment strategies and processes.


                                                    AZLSAI-003-0506  Page 1 of 1